Annual Fund Operating Expenses - Western Asset Management Government Income Portfolio - Class B	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.69%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2021 through April 30, 2022, to reduce the Management Fee. Additionally, Brighthouse Investment Advisers, LLC has contractually agreed to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by Brighthouse Investment Advisers, LLC to Western Asset Management Company, LLC that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio’s assets are aggregated with those of Western Asset Management U.S. Government Portfolio, a series of Brighthouse Funds Trust II. These arrangements may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Portfolio.